SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Warrant Liabilities (Details) - Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Estimated fair value at beginning of period	$ 7,335	$ 617
Change in estimated fair value		(3,339)
Settlement of warrant liability		3,956
Estimated fair value at end of period		7,335
VectoIQ
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Estimated fair value at beginning of period	0
Warrant liability assumed from the Business Combination	21,698
Change in estimated fair value	(13,448)
Settlement of warrant liability	(915)
Estimated fair value at end of period	$ 7,335	$ 0